Employee Benefit Plans (Summary of Components of Net Periodic Pension Cost of Defined Benefit Plan Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits and Share-based Compensation [Abstract]
Service cost	$ 62	$ 59
Interest cost	38	34
Amortization of prior service cost	83	83
Net periodic benefit cost	$ 183	$ 176